Accrued Liabilities (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Interest Payable	$ 0	$ 269,152
Accrued liabilities	305,178
Accrued Insurance, Current	113,560	$ 40,681
Contigent liability	175,000
Other Liabilities	$ 16,619